Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond ETF
November 30, 2022
LDB-NPRT1-0123
1.9904953.100
Nonconvertible Bonds - 76.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 3.9758% 3/25/24 (b)(c)	25,000	24,815
0.9% 3/25/24	35,000	33,224
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.8058% 3/22/24 (b)(c)	50,000	49,672
0.75% 3/22/24	25,000	23,767
		131,478
Media - 1.5%
Discovery Communications LLC 2.95% 3/20/23	25,000	24,834
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 4.9944% 3/15/24 (b)(c)(d)	25,000	24,916
3.428% 3/15/24 (d)	25,000	24,274
		74,024
TOTAL COMMUNICATION SERVICES		205,502
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 1.5%
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 4.0908% 10/15/24 (b)(c)	25,000	24,261
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.8989% 3/8/24 (b)(c)	50,000	49,020
		73,281
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.2185% 2/14/24 (b)(c)	25,000	24,853
Specialty Retail - 2.0%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,712
The Home Depot, Inc. 2.7% 4/1/23	75,000	74,519
		99,231
TOTAL CONSUMER DISCRETIONARY		197,365
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Conagra Brands, Inc. 3.2% 1/25/23	25,000	24,943
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd. 2.95% 1/15/23	25,000	24,979
Chevron Corp. 1.141% 5/11/23	50,000	49,253
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.2026% 2/17/23 (b)(c)	50,000	49,953
		124,185
FINANCIALS - 40.1%
Banks - 23.1%
Bank of America Corp. 3.3% 1/11/23	75,000	74,875
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 3.8839% 1/10/25 (b)(c)	40,000	39,216
3.3% 2/5/24	25,000	24,541
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.0268% 7/31/24 (b)(c)	50,000	49,400
1.95% 2/1/23	50,000	49,789
BNP Paribas SA 3.25% 3/3/23	50,000	49,803
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 4.1063% 3/17/23 (b)(c)	75,000	75,027
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	35,000	34,718
3.375% 3/1/23	50,000	49,794
Fifth Third Bancorp 1.625% 5/5/23	25,000	24,639
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.8064% 3/16/24 (b)(c)	75,000	74,547
3.375% 5/1/23	25,000	24,835
4.023% 12/5/24 (b)	25,000	24,699
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.8397% 3/2/23 (b)(c)	75,000	75,069
3.455% 3/2/23	75,000	74,726
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 3.7524% 10/7/24 (b)(c)	50,000	49,127
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.0068% 7/29/24 (b)(c)	50,000	49,330
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.0468% 10/26/23 (b)(c)	50,000	49,765
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.4477% 3/4/24 (b)(c)	50,000	49,520
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.0928% 1/27/23 (b)(c)	50,000	50,007
0.75% 6/12/23	50,000	48,928
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (b)(c)	25,000	24,423
Wells Fargo & Co.:
1.654% 6/2/24 (b)	50,000	49,096
4.125% 8/15/23	35,000	34,854
		1,150,728
Capital Markets - 7.0%
Bank of New York Mellon Corp. 2.95% 1/29/23	75,000	74,773
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 4.6044% 3/15/24 (b)(c)	75,000	75,084
3.2% 2/23/23	75,000	74,730
Morgan Stanley:
0.791% 1/22/25 (b)	25,000	23,513
3.125% 1/23/23	75,000	74,856
State Street Corp. 3.7% 11/20/23	25,000	24,712
		347,668
Consumer Finance - 6.7%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 3.9783% 11/3/23 (b)(c)	50,000	49,578
3.4% 2/27/23	75,000	74,799
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.1503% 5/9/25 (b)(c)	15,000	14,777
2.6% 5/11/23	25,000	24,729
3.2% 1/30/23	25,000	24,934
3.9% 1/29/24	25,000	24,640
John Deere Capital Corp. 2.7% 1/6/23	75,000	74,868
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.0114% 12/29/23 (b)(c)	20,000	19,969
2.9% 3/30/23	25,000	24,854
		333,148
Diversified Financial Services - 1.3%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5% 5/24/24 (b)(c)(d)	40,000	39,230
Equitable Holdings, Inc. 3.9% 4/20/23	25,000	24,895
		64,125
Insurance - 2.0%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 3.8096% 4/6/23 (b)(c)(d)	75,000	74,868
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	25,000	24,661
		99,529
TOTAL FINANCIALS		1,995,198
HEALTH CARE - 5.8%
Biotechnology - 0.5%
AbbVie, Inc. 2.85% 5/14/23	25,000	24,754
Health Care Providers & Services - 3.1%
Cigna Corp. 0.613% 3/15/24	35,000	33,119
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,689
Humana, Inc. 2.9% 12/15/22	25,000	24,983
UnitedHealth Group, Inc. 2.875% 3/15/23	75,000	74,627
		157,418
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.0097% 10/18/24 (b)(c)	35,000	34,676
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co. 3.25% 2/20/23	75,000	74,805
TOTAL HEALTH CARE		291,653
INDUSTRIALS - 2.5%
Machinery - 1.5%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 3.4396% 9/13/24 (b)(c)	75,000	74,574
Trading Companies & Distributors - 1.0%
Air Lease Corp. 2.75% 1/15/23	50,000	49,807
TOTAL INDUSTRIALS		124,381
INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment & Components - 0.5%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	25,015
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (b)(c)	50,000	49,317
Software - 2.2%
Microsoft Corp. 2.375% 5/1/23	50,000	49,547
Roper Technologies, Inc.:
2.35% 9/15/24	25,000	23,925
3.65% 9/15/23	35,000	34,581
		108,053
TOTAL INFORMATION TECHNOLOGY		182,385
MATERIALS - 0.5%
Chemicals - 0.5%
The Mosaic Co. 4.25% 11/15/23	25,000	24,752
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.8489% 1/11/24 (b)(c)	75,000	74,482
UTILITIES - 11.4%
Electric Utilities - 9.6%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,660
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (b)(c)	25,000	24,885
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0491% 8/15/23 (b)(c)	50,000	49,790
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 3.656% 6/28/24 (b)(c)	50,000	48,860
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.1483% 11/3/23 (b)(c)	50,000	49,573
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.2031% 4/1/24 (b)(c)	75,000	74,455
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.5457% 12/2/22 (b)(c)	50,000	50,000
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (b)(c)	25,000	24,920
2.95% 7/1/23	25,000	24,721
Tampa Electric Co. 3.875% 7/12/24	7,000	6,838
Virginia Electric & Power Co. 2.75% 3/15/23	50,000	49,698
		478,400
Gas Utilities - 1.0%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 3.6201% 9/14/23 (b)(c)	50,000	49,876
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (b)(c)	40,000	39,426
TOTAL UTILITIES		567,702
TOTAL NONCONVERTIBLE BONDS (Cost $3,831,771)		3,812,548

U.S. Treasury Obligations - 15.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3% to 4.32% 4/20/23 to 6/15/23 (Cost $786,890)	800,000	783,060

Asset-Backed Securities - 4.5%
	Principal Amount (a)	Value ($)
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.0408% 12/26/24 (b)(c)	21,817	21,792
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	20,000	19,449
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	7,869	7,599
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 5/15/25 (b)(c)	6,731	6,719
Series 2022-3 Class A2A, 3.81% 9/15/25	12,000	11,856
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 10/15/24 (b)(c)	7,002	6,994
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	10,000	9,949
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 3.8177% 2/15/25 (b)(c)	11,000	11,000
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	25,000	24,170
Series 2022-2 Class A2, 2.93% 10/21/24	9,129	9,000
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	23,000	22,707
Series 2022-4 Class A2A, 4.6% 11/17/25	9,000	8,940
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	14,000	13,851
Series 2022-C Class A2A, 5.35% 11/17/25	17,000	16,987
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	19,000	18,988
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 3.7877% 10/15/25 (b)(c)	11,000	10,968
TOTAL ASSET-BACKED SECURITIES (Cost $222,142)		220,969

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $144,257)	144,228	144,257

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,985,060)	4,960,834
NET OTHER ASSETS (LIABILITIES) - 0.3%	14,883
NET ASSETS - 100.0%	4,975,717

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,288 or 3.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	513,294	687,882	1,056,919	1,112	-	-	144,257	0.0%
Total	513,294	687,882	1,056,919	1,112	-	-	144,257

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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